Regulatory Matters	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory Matters
(15)	Regulatory Matters

The Bank is subject to various regulatory capital requirement administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined). Management believes, as of December 31, 2014, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2014, the bank is categorized as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the institution’s category. The Bank’s actual regulatory capital amounts and percentages are presented in the table ($ in thousands).

	Actual		Minimum For Capital Adequacy Purposes		Minimum To Be Well Capitalized Under Prompt and Corrective Action Provisions
	Amount	%	Amount	%	Amount	%
As of December 31, 2014:
Total Capital to Risk-Weighted Assets	$40,064	33.82%	$9,477	8.00%	$11,846	10.00%
Tier I Capital to Risk-Weighted Assets	38,581	32.57	4,738	4.00	7,107	6.00
Tier I Capital to Total Assets	38,581	16.99	9,083	4.00	11,354	5.00

As of December 31, 2013:
Total Capital to Risk-Weighted Assets	26,719	25.26	8,462	8.00	10,580	10.00
Tier I Capital to Risk-Weighted Assets	25,392	24.00	4,232	4.00	6,348	6.00
Tier I Capital to Total Assets	25,392	13.14	7,730	4.00	9,664	5.00